Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Deposits [Abstract]
2022	$ 173,834
2023	45,195
2024	18,810
2025	3,829
2026	3,596
Thereafter	1,184
Total	$ 246,448